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Dreyfus/Standish Global Fixed Income Fund
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Supplement [Text Block]	ck0000799295_SupplementTextBlock

May 5, 2014

DREYFUS INVESTMENT FUNDS

- Dreyfus/Standish Global Fixed Income Fund

Supplement to Summary and Statutory Prospectuses

dated February 21, 2014

The following changes will take effect as of June 16, 2014

Dreyfus/Standish Global Fixed Income Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus/Standish Global Fixed Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following supersedes and replaces the second sentence of the first paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the statutory prospectus:

The fund invests principally in bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, floating rate loans (limited to up to 20% of the fund's net assets) and other floating rate securities and Eurodollar and Yankee dollar instruments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following supplements the information in "Principal Risks" in the summary prospectuses and "Fund Summary – Principal Risks" in the statutory prospectuses:

•          Floating rate loan risk. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for loans to trade. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund's portfolio managers may be required to rely primarily on their own evaluation of a borrower's credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.